NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative)							12 Months Ended
	Feb. 26, 2025 CAD ($) $ / shares	Oct. 18, 2024	Aug. 27, 2024	Aug. 16, 2024	Mar. 27, 2024	Mar. 15, 2024	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Sep. 22, 2022 shares	Mar. 29, 2021
IfrsStatementLineItems [Line Items]
Reverse stock split		1-for-17	1:17 reverse stock split	one (1) for seventeen (17) reverse stock split	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split
Loss for the year							$ 47,590,257	$ 18,495,121	$ 1,664,684
Accumulated deficit							$ 72,902,426	$ 25,312,169
Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Purchase and sale of institutional investors	$ 17,000,000.0
Pre-funded and investor warrants price per share | $ / shares	$ 4.17
Beyond Solutions Ltd. [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest											74.00%
Former shareholder [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest											26.00%
Zigi Carmel Initiatives and Investments Ltd. [member] | Share exchange agreement [member] | Former shareholder [member]
IfrsStatementLineItems [Line Items]
Ownership interest										100.00%
Number of shares issued | shares										7,920,000
Zigi Carmel Initiatives and Investments Ltd. [member] | Share exchange agreement [member] | Former shareholder [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares										2,452